Real Estate Loans (Narrative) (Details) (USD $)	0 Months Ended
	Nov. 30, 2007	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying value of real estate loan			$ 11,000,000
Land held for future development		42,622,330	18,170,949
Partnership [Member] | Venetian Ft. Myers I Associates, LLLP and Venetian Ft. Myers II Associates, LLLP [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest rate on real estate loan	15.00%
Carrying value of real estate loan			11,000,000
Land held for future development		$ 11,000,000